REVENUE AND CONTRACT ACCOUNTING (Details - Contract liabilities agreement) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
2025	$ 1,644,363	$ 2,192,484
2026	2,192,484	2,192,484
2027	2,192,484	2,192,484
2028	2,192,484	2,192,484
2029	822,181	822,182
Total Contract Liabilities	$ 9,043,996	$ 9,592,118